5 Risk Management	12 Months Ended
Dec. 31, 2020
Risk Management
Risk Management
5	Risk Management

5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. The Company’s financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

Foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, mainly US dollar and yen-denominated short and long-term borrowings.

The management of SABESP’s foreign currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur in losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing raised in the market and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

A significant amount of the Company’s financial debt is indexed to the US dollar and Yen, in the total amount of R$ 3,563,170 as of December 31, 2020 (R$ 6,382,009 as of December 31, 2019). Below, the Company’s exposure to exchange risk:

	December 31, 2020		December 31, 2019
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	167,479	870,338	1,051,881	4,239,817
Borrowings and financing – Yen	52,969,560	2,671,255	56,452,885	2,097,225
Interest and charges from borrowings and financing – US$		5,540		32,242
Interest and charges from borrowings and financing – Yen		16,037		12,725
Total exposure		3,563,170		6,382,009
Borrowing cost – US$		(12,342)		(20,173)
Borrowing cost – Yen		(2,966)		(3,038)
Total foreign-currency denominated borrowings (Note 17)		3,547,862		6,358,798

The 44.2% decrease in foreign currency-denominated debt from December 31, 2019 to December 31, 2020 results from the exchange risk management carried out by the Company in 2020, in view of the uncertain scenario and was mainly impacted by the following factors:

•	Exchange of foreign currency to local currency of the BID 2202 contract, in the amount of R$ 2,810,907 (US$ 494,617 thousand);

•	Final amortization of Eurobonds, in the amount of R$ 1,910,124 (US$ 357,763 thousand), corresponding to principal plus interest and charges.

The decrease was partially offset by the appreciation of the US dollar and Yen against the Real, as shown in the following table:

	December 31, 2020	December 31, 2019	Variation
US$	R$ 5.1967	R$ 4.0307	28.9%
Iene	R$ 0.05043	R$ 0.03715	35.7%

As of December 31, 2020, the amount of R$ 2,247,544 was recorded in liabilities related to exchange rate variation of borrowings and financing contracts (R$ 288,678 as of December 31, 2019). As of December 31, 2020, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts mentioned above, against the US dollar and Yen with all other variables held constant, effects on results before taxes on the year would have been R$ 356,317 (R$ 638,201 as of December 31, 2019), lower or higher, mainly as a result of exchange losses or gains on the translation of foreign currency-denominated loans.

Scenario I below presents the effect in income statements for the next 12 months, considering the projected rates of the US dollar and the Yen. Considering the other variables as remaining constant, the impacts for the next 12 months are shown in scenarios II and III with possible depreciations of 25% and 50%, respectively, in the Brazilian real.

The Company understands that scenarios 25% and 50% are reasonable, given the instability of the real against the U.S. dollar and the Yen. Depreciation came to 28.9% and 35.7%, respectively, in 2020.

	Scenario I (Probable)	Scenario II (+25%)	Scenario III (+50%)
	(*)
Net currency exposure as of December 31, 2020 in US$ - Liabilities	167,479	167,479	167,479

US$ rate as of December 31, 2020	5.1967	5.1967	5.1967
Exchange rate estimated according to the scenario	5.0000	6.2500	7.5000
Differences between the rates	0.1967	(1.0533)	(2.3033)

Effect on net financial result R$ - gain/(loss)	32,943	(176,406)	(385,754)

Net currency exposure as of December 31, 2020 in Yen - Liabilities	52,969,560	52,969,560	52,969,560

Yen rate as of December 31, 2020	0.05043	0.05043	0.05043
Exchange rate estimated according to the scenario	0.05125	0.06406	0.07687
Differences between the rates	(0.00082)	(0.01363)	(0.02644)

Effect on net financial result R$ - gain/(loss)	(43,435)	(721,975)	(1,400,515)

Total effect on net financial result in R$ - gain/(loss)	(10,492)	(898,381)	(1,786,269)

(*) For the probable scenario in US dollar, the exchange rate estimated for December 31, 2021 was used, pursuant to the BACEN Focus Report of December 31, 2020. For the Yen, the exchange estimated for December 31, 2021 was used, according to B3’s Reference Rates report of December 31, 2020.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, in order to evaluate the possible need to replace its debt.

The table below provides the Company's borrowings and financing subject to variable interest rate:

	December 31, 2020	December 31, 2019
CDI(i)	7,836,988	1,866,755
TR(ii)	1,619,416	1,675,203
IPCA(iii)	2,176,547	1,366,134
TJLP(iv)	1,517,657	1,381,342
LIBOR(v)	870,337	2,829,073
Interest and charges	164,439	105,667
Total	14,185,384	9,224,174

(i) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(ii) TR – Interest Benchmark Rate

(iii) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(iv) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(v) LIBOR – London Interbank Offered Rate

Another risk to which the Company is exposed, is the mismatch of monetary restatement indices of its debts with those of its service revenues. Tariff adjustments of services provided by the Company do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness

As of December 31, 2020, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes would have been R$ 141,854
(R$ 92,242 as of December 31, 2019) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)       Credit risk

Credit risk arises from cash and cash equivalents, financial investments, as well as credit exposures to wholesale basis and retail customers, including outstanding accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposures to credit risk as of December 31, 2020 are the carrying amounts of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or to historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	Aa1.br	brAAA
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAAA
Banco BV	-	Aa3.br	brAAA
Banco BTG Pactual S/A	AA(bra)	Aa2.br	brAA+

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating):

	December 31, 2020	December 31, 2019
Cash and cash equivalents and financial investments
AA(bra)	2,662,685	2,193,725
AAA(bra)	891,243	41,992
Other (*)	253,619	17,493
	3,807,547	2,253,210

(*) This category includes current accounts and investment funds in banks whose balances were not significant in 2019. The amount of R$ 253,066 referring to Banco BV (no classification) was recorded in 2020.

(c)       Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The liquidity risk management considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs, as well as the payment of debts.

The funds held by the Company are invested in interest-bearing current accounts, time deposits and securities, selecting instruments with appropriate maturity or liquidity sufficient to provide margin as determined by projections mentioned above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installments of principal and future interest to be paid according to the agreement. Future interest was calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2021	2022	2023	2024	2025	2026 onwards	Total
As of December 31, 2020

Liabilities
Borrowings and financing	3,439,199	1,994,506	2,019,520	2,177,923	1,672,201	9,828,487	21,131,836
Accounts payables to suppliers and contractors	263,741	-	-	-	-	-	263,741
Services payable	453,750	-	-	-	-	-	453,750
Public-Private Partnership – PPP	404,800	405,132	405,444	350,342	333,148	4,256,084	6,154,950
Program Contract Commitments	163,798	33,287	33,287	1,045	1,045	13,133	245,595

Cross default

The Company has borrowings and financing agreements including cross default clauses, e.g., the early maturity of any debt, may imply the early maturity of these agreements. The indicators are continuously monitored in order to avoid the execution of these clauses and the more restrictive are showed in Note 17 (c).

(d)       Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared in accordance with IFRS 7, in order to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2020, or until the final settlement of each contract, whichever is shorter, considering a probable scenario (Scenario I), appreciation of 25% (Scenario II) and 50% (Scenario III).

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2020
Indicators	Exposure	Scenario I (Probable) (i)	Scenario II 25%	Scenario III 50%

Assets
CDI	3,778,252	3.0000%(*)	3.7500%	4.5000%
Financial income		113,348	141,684	170,021

Liabilities
CDI	(7,836,988)	3.0000%(*)	3.7500%	4.5000%
Interest to be incurred		(235,110)	(293,887)	(352,664)

CDI net exposure	(4,058,736)	(121,762)	(152,203)	(182,643)

Liabilities
TR	(1,619,416)	0.0001%(***)	0.0001%	0.0002%
Expenses to be incurred		(2)	(2)	(3)

IPCA	(2,176,547)	3.3200%(*)	4.1500%	4.9800%
Expenses to be incurred		(72,261)	(90,327)	(108,392)

TJLP	(1,517,657)	4.5500%(*)	5.6875%	6.8250%
Interest to be incurred		(69,053)	(86,317)	(103,580)

LIBOR	(870,337)	0.1900%(**)	0.2375%	0.2850%
Interest to be incurred		(1,654)	(2,067)	(2,480)

Total expenses to be incurred, net		(264,732)	(330,916)	(397,098)

(*) Source: CDI and IPCA (BACEN Focus Report, December 31, 2020) and long-term interest rate as of December 31, 2020 (BACEN).
(**) Source: Bloomberg.
(***) Source: B3.

5.2	Capital management

The Company’s objectives when managing capital are ensure its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2020	December 31, 2019

Total borrowings and financing (Note 17)	17,258,624	13,244,709
(-) Cash and cash equivalents (Note 7)	(396,401)	(2,253,210)
(-) Financial investments (Note 8)	(3,411,146)	-

Net debt	13,451,077	10,991,499
Total equity	22,793,704	21,635,783

Total capital (shareholders + providers of capital)	36,244,781	32,627,282

Leverage ratio	37%	34%

As of December 31, 2020, the leverage ratio reached 37% compared to 34% as of December 31, 2019, mainly due to the increase in net debt resulting from new borrowings and financing, as well as the increase in foreign currency debts resulting from the depreciation of the real against the Yen and the U.S. dollar, which impacted borrowings and financing in foreign currency.

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and accounts payable to suppliers by carrying amount, less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The Company’s financial instruments included in the amortized cost category comprise cash and cash equivalents, restricted cash, trade receivables, balances with related parties, other receivables, and balances receivable from the Water National Agency – ANA, accounts payable to contractors and suppliers, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The estimated fair values of financial instruments are as follows:

Financial assets

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	396,401	396,401	2,253,210	2,253,210
Financial investments	3,411,146	3,411,146	-	-
Restricted cash	35,742	35,742	26,018	26,018
Trade receivables	2,450,986	2,450,986	2,353,027	2,353,027
Water National Agency – ANA	26,463	26,463	32,466	32,466
Other receivables	246,110	246,110	194,178	194,178

Additionally, SABESP has financial instrument assets receivables from related parties, in the amount of R$806,645 as of December 31, 2020 (R$850,896 as of December 31, 2019), which were calculated in accordance with the conditions negotiated between related parties. The conditions and additional information referring to these financial instruments are disclosed in Note 11 to the financial statements. Part of this balance, in the amount of R$732,391 (R$747,579 as of December 31, 2019), refers to reimbursement of additional retirement and pension plan - G0 and is indexed by IPCA plus simple interest of 0.5% p.m. This interest rate approximates that one practiced by federal government bonds (NTN-b) with terms similar to those of related-party transactions.

The agreement with the municipality of Mauá was recorded considering the Level 3 fair value hierarchy, due to the fact that this transaction is unobservable under market conditions, i.e., the inputs were not based on market data. All recurring and non-recurring transactions carried out by the Company, when classified at Level 3, are assessed by SABESP’s Controllership, in order to assess unobservable data and any valuation adjustments.

Financial liabilities

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	17,258,624	17,702,649	13,244,709	13,937,611
Accounts payables to suppliers and contractors	263,741	263,741	369,631	369,631
Services payable	453,750	453,750	474,078	474,078
Program contract commitments	231,480	231,480	377,253	377,253
Public-Private Partnership - PPP	3,175,273	3,175,273	3,293,980	3,293,980

To obtain fair value of borrowings and financing, the following criteria have been adopted:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by ANBIMA in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financing have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for those types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to the entities in general, with such long-term characteristic, is usually restricted to BNDES.

(iv)	Other financing in local currency are considered by carrying amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates + Libor’s future rate, adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2020.

(vi)	Agreements with JICA were projected until final maturity in origin currency, using the contracted interest rates, translated to the U.S. dollar and adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2020.

(vii)	Lease and finance lease based on IFRS 16 correspond to instruments valued at their carrying amount restated until the maturity date, and are indexed by a fixed contractual rate. Thus, the Company discloses the amount recorded as of December 31, 2020 as market value.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting period, their nature and maturity terms.